SCHEDULE OF MATURITIES OF THE FINANCE LEASE TO THE FINANCE LEASE LIABILITIES (Details)	Jun. 30, 2023 USD ($)
Leases
2024	$ 295,369
2025	308,749
2026	83,534
Total lease payments	687,652
Less: imputed interest	(108,040)
Present value of lease liabilities	$ 579,612